S000036907 [Member] Investment Objectives and Goals - iShares Euro High Yield Corporate Bond USD Hedged ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® EURO HIGH YIELD CORPORATE BOND USD HEDGED ETFTicker: EUHYStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Euro High Yield Corporate Bond USD Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of Euro-denominated high yield bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar.